Accounts Receivable Securitization (Detail) (USD $)	Mar. 28, 2014	Sep. 27, 2013	Sep. 28, 2012
Debt Instrument [Line Items]
Maximum borrowing capacity receivables facility	$ 300,000,000	$ 300,000,000
Receivables Facility, due January 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt	300,000,000	300,000,000	263,800,000
Receivables Facility, due May 2017 [Member]
Debt Instrument [Line Items]
Debt instrument, subsequent event	350,000,000
Receivables Facility, seasonal tranche	$ 25,000,000